Summary of significant accounting policies (Details)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summary of Significant Accounting Policies [Abstract]
Annual price variation	43.00%	56.00%	29.00%
Cumulative as of June 30, 2020 (3 years)	128.00%